Non-Current Provisions And Other Non-Current Liabilities	6 Months Ended
Jun. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Non-Current Provisions And Other Non-Current Liabilities.
B.12.
Non-current
provisions and other
non-current
liabilities
The line item
Non-current
provisions and other
non-current
liabilities
comprises the following:

( € million)	June 30, 2025	December 31, 2024

Provisions	5,003	5,762

Other non-current liabilities (a)	2,113	2,334

Total	7,116	8,096

(a)
Includes €1,756 million at June 30, 2025 relating to the liability for royalties payable to Sobi on net sales of Beyfortus in the United States ( see Note C.2. to the consolidated financial statements for the year ended December 31, 2024) . Given the method used to calculate royalties payable, an increase or decrease in sales forecasts would lead to a proportionate change in the amount of the liability. The nominal value of payments estimated to be due within more than one year but less than five years is €1,027 million; the nominal value of payments estimated to be due after more than five years is €2,293 million.

The table below shows movements in provisions:

( € million)	Provisions for pensions & other post-employment benefits		Provisions for other long-term benefits	Restructuring provisions	Other provisions	Total

Balance at January 1, 2025	1,992		821	799	2,150	5,762

Increases in provisions and other liabilities	69	(a)	78	175	293	615

Provisions utilized	(167	) (a)	(61)	(10)	(378)	(616)

Reversals of unutilized provisions	(17	) (a)	—	(2)	(178)	(197)

Transfers (b)	(4)		—	(158)	(93)	(255)

Net interest related to employee benefits, and unwinding of discount	37		1	2	20	60

Currency translation differences	(94)		(74)	(4)	(83)	(255)

Actuarial gains and losses on defined-benefit plans (B.12.1.)	(111)		—	—	—	(111)

Balance at June 30, 2025	1,705		765	802	1,731	5,003

(a)
In the case of “Provisions for pensions and other post-employment benefits”, the “Increases in provisions” line corresponds to rights vesting in employees during the period, and past service cost; the “Provisions utilized” line corresponds to contributions paid into pension funds and to beneficiaries; and the “Reversals of unutilized provisions” line corresponds to plan curtailments, settlements and amendments.

(b)	Mainly transfers to Current provisions and other current liabilities .
Provisions for pensions and other post-employment benefits
For an analysis of the sensitivity of obligations in respect of pensions and other employee benefits as of December 31, 2024, and of the assumptions used as of that date, see Note D.19.1. to the consolidated financial statements for the year ended December 31, 2024.
The principal assumptions used (in particular, discount and inflation rates) and the market value of plan assets for the eurozone, the United States and the United Kingdom were reviewed as of June 30, 2025 to take into account changes during the first half of the year.
During the first half of 2025, Sanofi completed a further
buy-in
(amounting to
€
101 million) to cover the remaining uninsured liabilities arising under the main defined benefit pension scheme in the United Kingdom. Consequently, all scheme members are now fully insured as a result of buy-in
transactions, except for liabilities rising from guaranteed minimum pension equalization (as described in Note D.19.1. to the consolidated financial statements for the year ended December 31, 2024).
Actuarial gains and losses arising on pensions and other post-employment benefits and recognized in equity are as follows (amounts reported before tax):

( € million)	June 30, 2025 (c) (6 months)		June 30, 2024 (c) (6 months)

Actuarial gains/(losses) on plan assets	(45)		(138)

Actuarial gains/(losses) on benefit obligations	152	(a)	373	(b)

(a)	Includes the effects of (i) the change in discount rates (in a range between 0.00% and +0.30%) and (ii) the -0.30% change in the inflation rate in the United Kingdom in the first half of 2025.
(b)	Includes the effects of (i) the change in discount rates (in a range between +0.40% and +0.65%) and (ii) the +0.10% change in the inflation rate in the United Kingdom in the first half of 2024.
(c)	Includes actuarial gains/ (losses) related to Opella of €(4) million for the first half of 2025 and €(6) million for the first half of 2024 .